Alternative Avenue Fund

Investor Class AAVEX

Series of Two Roads Shared Trust

Supplement dated February 11, 2013
to the Prospectus and Statement of Additional Information (“SAI”)

dated November 1, 2012

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Effective immediately, Battenkill Capital Management, Inc. (“Battenkill”) no longer serves as a Sub-Adviser to the Alternative Avenue Fund (the “Fund”). Accordingly, all references to Battenkill in the Fund’s Prospectus and SAI are hereby deleted.

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This Supplement and the existing Prospectus and SAI, dated November 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-862-9686.